Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, shares issued	204,856,564	204,435,333
Common stock, shares outstanding	204,856,564	204,435,333